Related undertakings - Summary of Full list of Related Parties - Japan to United Kingdom (Parenthetical) (Detail) - United Kingdom [member]	12 Months Ended
Dec. 31, 2018 £ / shares
Bradfield Brett Holdings Ltd [member] | Seven point five preferred income shares [member]
Disclosure of transactions between related parties [line items]
Dividend per share	£ 7.5
Butterworth and Co. (Publishers) Ltd [member] | Four point five cumulative preference shares [member]
Disclosure of transactions between related parties [line items]
Dividend per share	£ 4.5